Operating segments - Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information of income and expense for each operating segment [Line Items]
Net interest income		₩ 12,463,681	₩ 10,769,325	₩ 9,882,700
Net fees and commission income		2,525,566	2,674,997	2,382,933
Reversal of (provision for) allowance for credit loss		(1,292,296)	(974,685)	(1,382,179)
General and administrative expenses		(6,013,514)	(5,743,088)	(5,212,473)
Other income (expense), net		(1,795,358)	(774,453)	(741,245)
Operating income		5,888,079	5,952,096	4,929,736
Equity method income (loss)		121,697	158,600	159,533
Income tax expense (benefit)		1,617,088	1,471,036	1,255,795
Profit for the year		4,732,163	4,112,628	3,498,076
Controlling interest		4,642,292	4,019,254	3,414,595
Non-controlling interests		89,871	93,374	83,481
External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	12,463,681	10,769,325	9,882,700
Net fees and commission income		2,525,566	2,674,997	2,382,933
Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		0	0	0
Net fees and commission income		0	0	0
Banks
Information of income and expense for each operating segment [Line Items]
Net interest income		8,358,526	6,738,165	6,037,632
Net fees and commission income		801,109	818,426	822,408
Reversal of (provision for) allowance for credit loss		(621,690)	(364,291)	(690,084)
General and administrative expenses		(3,761,767)	(3,409,144)	(3,237,641)
Other income (expense), net		(715,837)	(305,508)	(130,488)
Operating income		4,060,341	3,477,648	2,801,827
Equity method income (loss)		22,301	25,401	(811)
Income tax expense (benefit)		1,030,445	821,201	673,972
Profit for the year		2,974,716	2,417,880	1,999,002
Controlling interest		2,973,996	2,417,361	1,998,563
Non-controlling interests		720	519	439
Banks | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	8,366,892	6,741,279	6,037,205
Net fees and commission income		844,888	863,879	859,225
Banks | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(8,366)	(3,114)	427
Net fees and commission income		(43,779)	(45,453)	(36,817)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income		1,798,005	1,799,153	1,755,039
Net fees and commission income		702,392	634,716	483,486
Reversal of (provision for) allowance for credit loss		(560,264)	(442,668)	(483,883)
General and administrative expenses		(777,496)	(790,733)	(698,796)
Other income (expense), net		(283,011)	(179,695)	(169,304)
Operating income		879,626	1,020,773	886,542
Equity method income (loss)		7,115	(1,109)	0
Income tax expense (benefit)		227,769	266,798	251,357
Profit for the year		738,391	771,757	703,305
Controlling interest		735,204	770,457	703,204
Non-controlling interests		3,187	1,300	101
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	1,857,351	1,849,209	1,809,149
Net fees and commission income		734,900	681,129	531,394
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(59,346)	(50,056)	(54,110)
Net fees and commission income		(32,508)	(46,413)	(47,908)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income		428,420	517,296	517,044
Net fees and commission income		484,632	601,793	544,183
Reversal of (provision for) allowance for credit loss		546	(80,134)	(111,796)
General and administrative expenses		(690,539)	(696,278)	(565,485)
Other income (expense), net		(102,084)	234,209	(11,348)
Operating income		120,975	576,886	372,598
Equity method income (loss)		70,270	65,341	37,760
Income tax expense (benefit)		145,301	94,864	48,464
Profit for the year		412,339	320,662	154,531
Controlling interest		412,496	320,783	154,772
Non-controlling interests		(157)	(121)	(241)
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	442,554	534,969	526,167
Net fees and commission income		496,097	615,414	553,308
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(14,134)	(17,673)	(9,123)
Net fees and commission income		(11,465)	(13,621)	(9,125)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income		1,648,339	1,620,266	1,608,953
Net fees and commission income		107,385	170,781	162,284
Reversal of (provision for) allowance for credit loss		(16,942)	(21,760)	(12,236)
General and administrative expenses		(499,228)	(557,292)	(463,439)
Other income (expense), net		(625,653)	(660,416)	(727,530)
Operating income		613,901	551,579	568,032
Equity method income (loss)		4,222	(739)	(1,244)
Income tax expense (benefit)		134,644	139,106	156,698
Profit for the year		463,593	391,637	457,116
Controlling interest		463,593	391,637	457,116
Non-controlling interests		0	0	0
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	1,644,953	1,617,186	1,605,575
Net fees and commission income		121,229	181,345	173,865
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		3,386	3,080	3,378
Net fees and commission income		(13,844)	(10,564)	(11,581)
Credit
Information of income and expense for each operating segment [Line Items]
Net interest income		260,011	231,679	158,817
Net fees and commission income		30,587	28,812	21,346
Reversal of (provision for) allowance for credit loss		(19,803)	(34,064)	(63,429)
General and administrative expenses		(80,320)	(80,056)	(58,494)
Other income (expense), net		158,560	194,564	120,735
Operating income		349,035	340,935	178,975
Equity method income (loss)		54,937	29,644	32,133
Income tax expense (benefit)		98,468	94,329	49,211
Profit for the year		303,275	274,855	160,583
Controlling interest		303,275	274,855	160,583
Non-controlling interests		0	0	0
Credit | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	269,230	241,035	169,192
Net fees and commission income		26,737	27,351	22,381
Credit | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(9,219)	(9,356)	(10,375)
Net fees and commission income		3,850	1,461	(1,035)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income		154,722	68,991	7,805
Net fees and commission income		394,319	415,212	347,004
Reversal of (provision for) allowance for credit loss		(72,859)	(35,421)	(22,522)
General and administrative expenses		(401,604)	(366,149)	(314,097)
Other income (expense), net		87,985	177,912	140,138
Operating income		162,563	260,545	158,328
Equity method income (loss)		(735)	16,201	(2,489)
Income tax expense (benefit)		35,006	71,120	44,883
Profit for the year		132,375	205,880	112,992
Controlling interest		132,375	205,880	112,992
Non-controlling interests		0	0	0
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	73,068	781	(54,902)
Net fees and commission income		301,715	305,879	242,760
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		81,654	68,210	62,707
Net fees and commission income		92,604	109,333	104,244
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income		(184,342)	(206,225)	(202,590)
Net fees and commission income		5,142	5,257	2,222
Reversal of (provision for) allowance for credit loss		(1,284)	3,653	1,771
General and administrative expenses		197,440	156,564	125,479
Other income (expense), net		(315,318)	(235,519)	36,552
Operating income		(298,362)	(276,270)	(36,566)
Equity method income (loss)		(36,413)	23,861	94,184
Income tax expense (benefit)		(54,545)	(16,382)	31,210
Profit for the year		(292,526)	(270,043)	(89,453)
Controlling interest		(378,647)	(361,719)	(172,635)
Non-controlling interests		86,121	91,676	83,182
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(190,367)	(215,134)	(209,686)
Net fees and commission income		0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		6,025	8,909	7,096
Net fees and commission income		₩ 5,142	₩ 5,257	₩ 2,222

[1]	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.